Cover	May 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity File Number	001-31298
Entity Registrant Name	LANNETT CO INC
Entity Central Index Key	0000057725
Entity Tax Identification Number	23-0787699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1150 Northbrook Drive
Entity Address, Address Line Two	Suite 155
Entity Address, City or Town	Trevose
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19053
City Area Code	215
Local Phone Number	333-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false